Consolidated Statements of Members' Equity - USD ($) $ in Thousands	Total	Common Members' Units	Preferred Members' Units	Accumulated Other Comprehensive Income (Loss)	Total Member's Equity	Non-controlling Interest
Balance at Feb. 02, 2023	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Feb. 02, 2023		0	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Members' contributions	9,251,969	$ 9,251,844	$ 125		9,251,969
Members' contributions (in shares)		1,000	125
Members' distributions	(510,015)	$ (510,000)	$ (15)		(510,015)
Net (loss) income	(138,659)	(138,614)	15		(138,599)	(60)
Other comprehensive (loss) income	(816)			(816)	(816)
Contributions from noncontrolling interest	8,104					8,104
Non-cash distribution to members	(11,385)	(11,385)			(11,385)
Balance at Dec. 31, 2023	8,599,198	$ 8,591,845	$ 125	(816)	8,591,154	8,044
Balance (in shares) at Dec. 31, 2023		1,000	125
Increase (Decrease) in Partners' Capital [Roll Forward]
Members' contributions	580,000	$ 580,000			580,000
Members' distributions	(739,015)	(739,000)	$ (15)		(739,015)
Net (loss) income	124,093	123,178	15		123,193	900
Other comprehensive (loss) income	21,313			21,313	21,313
Distributions to noncontrolling interest	(820)					(820)
Balance at Dec. 31, 2024	8,584,769	$ 8,556,023	$ 125	20,497	8,576,645	8,124
Balance (in shares) at Dec. 31, 2024		1,000	125
Increase (Decrease) in Partners' Capital [Roll Forward]
Members' contributions	350,000	$ 350,000			350,000
Members' distributions	(800,230)	(800,200)	$ (30)		(800,230)
Issuance of preferred shares, net of cost (in shares)			125
Issuance of preferred shares, net of costs	20		$ 20		20
Net (loss) income	167,370	165,637	135		165,772	1,598
Other comprehensive (loss) income	(30,028)			(30,028)	(30,028)
Contributions from noncontrolling interest	4,947					4,947
Distributions to noncontrolling interest	(1,223)					(1,223)
Balance at Dec. 31, 2025	$ 8,275,625	$ 8,271,460	$ 250	$ (9,531)	$ 8,262,179	$ 13,446
Balance (in shares) at Dec. 31, 2025		1,000	250